Schedule of revenues from leases and rentals (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Lease and rental revenue		R$ 415
[custom:RentalIncome1]	R$ 253,049	176,452	R$ 141,315
Equipment And Framework [Member]
IfrsStatementLineItems [Line Items]
Lease and rental revenue	251,953	175,673	140,053
Facilities Sharing [Member]
IfrsStatementLineItems [Line Items]
Lease and rental revenue	738		1,046
Real Estate Lease [Member]
IfrsStatementLineItems [Line Items]
Lease and rental revenue	R$ 358	R$ 364	R$ 216